Leases	12 Months Ended
Jun. 30, 2024
Leases
Leases
6.	Leases

Operating leases as lessee

The Company entered into operating lease agreements primarily for offices. As of June 30, 2024, the Company’s operating leases had a weighted average remaining lease term of 1.17 years. As of the same date, the Company’s operating leases had a weighted average discount rate of 3.50%.

The following tables show right-of-use asset and lease liability, and the associated financial statement line items:

	As of June 30,
	2023	2024
	US$	US$
Assets
Right-of-use asset, net	2,198	1,235

Liability
Lease liability, current	1,024	1,059
Lease liability, non-current	1,309	250

The components of lease expenses are as follows:

For the year ended
June 30, 2024
US$
Operating lease expense
Amortization of right-of-use assets	963
Interest of lease liability	61
Total	1,024

Maturities of lease liability were as follows:

2024
US$
Twelve months ending June 30,
2024	—
2025	1,085
2026	250
Total lease payments	1,335
Less: imputed interest	26
Total	1,309